Shareholders' Equity (Details 1) - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes during the year:
Exercisable at end of period	[1]	5,000
Changes during the year:
Exercisable at year end		$ 10
Stock Option [Member]
Number of options
Number of options outstanding, beginning of year		136,256	144,726	93,512
Changes during the year:
Granted		109,625	16,125	90,000
Exercised				(30,574)
Forfeited		(6,987)	(24,595)	(8,212)
Number of options outstanding, year end		238,894	136,256	144,726
Vested and expected to vest		88,766	58,982	47,614
Exercisable at end of period		88,766	136,256	47,614
Weighted-average exercise price
Weighted-average exercise price outstanding, beginning of year		$ 9.62	$ 14.80	$ 23.45
Changes during the year:
Granted		$ 2.78	$ 5.70	3.87
Exercised				2.84
Forfeited		$ 12.49	$ 37.55	37.52
Weighted-average exercise price outstanding, year end		6.65	9.62	14.80
Vested and expected to vest		12.47	16.64	37.09
Exercisable at year end		$ 12.47	$ 9.62	$ 37.09

[1]	All warrants are exercisable as of December 31, 2015.